Goodwill Activity (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended						3 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Outdoor Solutions	Dec. 31, 2011 Outdoor Solutions	Dec. 31, 2012 Consumer Solutions	Dec. 31, 2011 Consumer Solutions	Jun. 30, 2010 Branded Consumables	Dec. 31, 2012 Branded Consumables		Dec. 31, 2011 Branded Consumables		Dec. 31, 2012 Process Solutions	Dec. 31, 2011 Process Solutions	Dec. 31, 2010 Process Solutions
Goodwill [Line Items]
Goodwill, Net Book Value Beginning Balance	$ 1,717.1	$ 1,752.4	$ 687.7	$ 684.0	$ 492.3	$ 492.6		$ 515.6	[1]	$ 554.3	[1]	$ 21.5		$ 21.5
Goodwill, Additions	104.1	8.2	35.9	3.6	32.4			35.6		4.6	[1]	0.2
Goodwill, Impairment Charge		(41.9)					(17.3)			(41.9)	[1]
Goodwill, Foreign Exchange and Other Adjustments	2.8	(1.6)	(0.5)	0.1	2.4	(0.3)		0.9		(1.4)	[1]
Goodwill, Gross Carrying Amount	2,065.7	1,961.4	741.6	706.2	527.1	492.3		775.3		741.4	[1]	21.7	21.5
Goodwill, Accumulated Impairment Charges	(241.7)	(244.3)	(18.5)	(18.5)				(223.2)		(225.8)	[1]
Goodwill, Net Book Value Ending Balance	$ 1,824.0	$ 1,717.1	$ 723.1	$ 687.7	$ 527.1	$ 492.3		$ 552.1		$ 515.6	[1]	$ 21.7		$ 21.5

[1]	In the fourth quarter of 2011, the Company's annual impairment test, in connection with fourth quarter triggering events, resulted in a non-cash charge to reflect impairment of goodwill in the Company's Branded Consumables segment. The impairment charge was recorded primarily within the United States Playing Cards business and was primarily due to a decrease in the fair value of forecasted cash flows, reflecting lower levels of revenues and margins in the business than originally forecast.